UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter F. Banks
Title: President and Chief Investment Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Peter F. Banks       Camarillo, CA                  June 2, 2004
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           29
Form 13F Information Table Value Total:       172760
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

ALLIED CAPITAL CORP      COM      01903q108     5195     212750  SH
ALLTEL CORP              PFD CONV 020039822     9591     191202  SH
AMERICAN STATES WATER CO COM      029899101     9208     396204  SH
ATMOS ENERGY CORP        COM      049560105     3072     120000  SH
BERKSHIRE HATHAWAY INC   COM      084670207     4110       1391  SH
CAPITAL AUTOMOTIVE REIT  COM      139733109    10858     370190  SH
CAPITAL AUTOMOTIVE REIT	 PFD	  139733117	8777	 368000	 SH
CEDAR FAIR L P           LTD PART 150185106     5701     180700  SH
ENTERTAINMENT PROP TR    COM      29380t105     9132     255510  SH
FEDERAL REALTY INV TR    COM      313747206     5606     134800  SH
GATX CORP                COM      361448103    11276     414554  SH
GENUINE PARTS CO         COM      372460105     1629      41050  SH
HRPT PROPERTIES TRUST    COM      40426w101     6285     627844  SH
HEALTH CARE PROP INV INC COM      421915109     9362     389444  SH
ISTAR FINANCIAL INC      COM      45031u101    10655     266372  SH
MCDONALDS CORP           COM      580135101     5833     224354  SH
MERCK & CO               COM      589331107     8572     180465  SH
NBTY                     COM      628782104     4226     143800  SH
PACIFIC CAPITAL BANCORP  COM      69404p101     4142     147234  SH
PLUM CREEK TIMBER CO INC COM      729251108     5813     178416  SH
QUAKER CHEMICAL          COM	  747316107     5063     183300  SH
SAN JOAQUIN BANK         COM      79805p105     3517     156309  SH
SONOCO			 COM	  835495102	8223	 322454	 SH
TRIZEC PROPERTIES INC    COM      89687p107     8383     515575  SH
UNITED DOMIN RLTY TR INC COM      910197102     2721     137550  SH
VORNADO REALTY TRUST     COM      929042109     1456      25500  SH
WASHINGTON MUTUAL INC    COM      939322103       98       2530  SH
WASHINGTON RE EST INV TR COM      939653101     3897     132650  SH
WELLS FARGO & CO         COM      949746101      360       6285  SH